EMPLOYEE BENEFIT PLAN (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
EMPLOYEE BENEFIT PLAN
Provisions for employee benefits	$ 2,650	$ 2,451	$ 1,483